Finance Costs	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Finance Costs
10.	FINANCE COSTS

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020

Finance costs are comprised of:
Interest on the Revolving Credit Facility (Note 16)	$0.1	$4.3	$2.1
Interest on the Secured Term Loan Facility (Note 19)	24.1	43.0	41.0
Interest on the Algoma Docks Term Loan (Note 19)	2.5	4.7	6.7
Other interest expense	1.5	1.5	1.5
Revolving Credit Facility fees	1.6	1.2	2.2
Unwinding of issuance costs of debt facilities (Note 16 and Note 19) and accretion of governmental loan benefits and discounts on environmental liabilities	18.8	13.8	10.3

	$48.6	$68.5	$63.8

As disclosed in Note 19, for the year ended March 31, 2021, management elected to pay the interest due on the Secured Term Loan Facility on April 1, 2020, July 1, 2020 and October 1, 2020 in kind for interest accrued during the period
January

to September 2020. The interest expense on the Secured Term Loan Facility in respect of this
1
% premium was $
2.9
 million (US $
2.1
million). For the years ended March 31, 2022 and March 31, 2020, interest was paid in cash, not in kind.